NEOS MLP & Energy Infrastructure High Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Construction & Engineering - 2.8%
Centuri Holdings, Inc. (a)	461,498	$13,480,357

Oil, Gas & Consumable Fuels - 96.1% (b)
Antero Midstream Corp.	788,835	17,985,438
Cheniere Energy Partners LP	252,797	16,338,270
Cheniere Energy, Inc.	89,504	25,397,655
Delek Logistics Partners LP	111,094	5,528,037
DT Midstream, Inc.	139,718	18,815,823
Enbridge, Inc.	841,618	45,477,706
Energy Transfer LP	1,071,247	20,675,067
Enterprise Products Partners LP	537,801	20,350,390
Genesis Energy LP – Class A	359,731	6,414,004
Hess Midstream LP - Class A	228,554	8,883,894
Kinder Morgan, Inc.	858,817	28,796,134
Kinetik Holdings, Inc. – Class A	299,491	14,498,359
MPLX LP	333,984	19,060,467
NextDecade Corp. (a)	2,542,577	19,476,140
ONEOK, Inc.	248,479	22,460,017
Pembina Pipeline Corp.	607,910	27,125,188
Plains All American Pipeline LP	575,617	12,853,528
Plains GP Holdings LP – Class A	378,650	9,193,622
Rockpoint Gas Storage, Inc. - Class A	655,163	13,116,874
Targa Resources Corp.	92,818	23,272,257
TC Energy Corp.	475,754	29,696,486
Teekay Tankers Ltd. – Class A	180,758	13,253,177
Williams Cos., Inc.	620,372	45,150,674
		463,819,207
TOTAL COMMON STOCKS (Cost $439,878,832)		477,299,564

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (c)	6,536,276	6,536,276
Northern U.S. Government Select Money Market Fund, 3.36% (c)	1,268,255	1,268,255
TOTAL MONEY MARKET FUNDS (Cost $7,804,531)		7,804,531

TOTAL INVESTMENTS - 100.5% (Cost $447,683,363)		485,104,095
Liabilities in Excess of Other Assets - (0.5)%		(2,438,620)
TOTAL NET ASSETS - 100.0%		$482,665,475

Percentages are stated as a percent of net assets.

LP - Limited Partnership
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS MLP & Energy Infrastructure High Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
Alerian MLP ETF (a)(b)
Expiration: 05/15/2026; Exercise Price: $53.00	$(179,244,464)	(34,051)	$(1,668,499)
Expiration: 05/15/2026; Exercise Price: $54.00	(179,244,464)	(34,051)	(851,275)
TOTAL WRITTEN OPTIONS (Premiums received $2,450,109)			$(2,519,774)

Percentages are stated as a percent of net assets.

(a)	FLexible EXchange® Options.
(b)	100 shares per contract.

NEOS MLP & Energy Infrastructure High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$477,299,564	$–	$–	$477,299,564
Money Market Funds	7,804,531	–	–	7,804,531
Total Investments	$485,104,095	$–	$–	$485,104,095

Liabilities:
Written Options	$–	$(2,519,774)	$–	$(2,519,774)
Total Written Options	$–	$(2,519,774)	$–	$(2,519,774)

Refer to the Schedule of Investments for further disaggregation of investment categories.